Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
MTU Aero Engines AG	103,271	$22,279,499

Air Freight & Logistics — 2.5%
Deutsche Post AG, Registered	1,967,325	57,832,582

Airlines — 0.4%
Deutsche Lufthansa AG, Registered	472,962	8,986,122

Auto Components — 1.3%
Continental AG	218,881	29,708,247

Automobiles — 6.5%
Bayerische Motoren Werke AG	658,488	45,509,420
Daimler AG, Registered	1,808,530	93,582,113
Volkswagen AG	64,507	10,214,629

		149,306,162

Banks — 0.6%
Commerzbank AG	1,997,310	14,026,378

Capital Markets — 3.4%
Deutsche Bank AG, Registered(a)	3,908,393	26,510,823
Deutsche Boerse AG	377,886	52,110,793

		78,621,616

Chemicals — 7.7%
BASF SE	1,826,653	120,218,464
Covestro AG(b)	344,776	15,072,213
Evonik Industries AG	369,531	9,685,229
LANXESS AG	172,807	8,640,504
Symrise AG	256,129	23,935,102

		177,551,512

Construction & Engineering — 0.3%
HOCHTIEF AG	48,978	5,818,083

Construction Materials — 1.0%
HeidelbergCement AG	295,964	21,951,989

Diversified Telecommunication Services — 5.4%
Deutsche Telekom AG, Registered	6,628,635	111,611,835
Telefonica Deutschland Holding AG	1,769,651	4,951,719
United Internet AG, Registered(c)	245,559	8,770,121

		125,333,675

Food & Staples Retailing — 0.2%
METRO AG	360,065	5,661,475

Health Care Equipment & Supplies — 0.8%
Carl Zeiss Meditec AG, Bearer(a)	79,817	7,493,539
Siemens Healthineers AG(b)	297,422	11,550,414

		19,043,953

Health Care Providers & Services — 3.2%
Fresenius Medical Care AG & Co. KGaA	428,631	31,180,667
Fresenius SE & Co. KGaA	829,660	41,982,987

		73,163,654

Household Products — 0.8%
Henkel AG & Co. KGaA	206,114	17,823,414

Independent Power and Renewable Electricity Producers — 0.5%
Uniper SE	401,724	11,240,773

Industrial Conglomerates — 7.5%
Siemens AG, Registered	1,521,419	171,980,717

Security	Shares	Value

Insurance — 12.0%
Allianz SE, Registered	844,175	$187,068,903
Hannover Rueck SE	120,047	17,952,524
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	297,409	71,619,379

		276,640,806

Internet & Direct Marketing Retail — 0.8%
Delivery Hero SE(b)(d)	223,054	9,581,998
Zalando SE(a)(b)(d)	248,549	9,843,536

		19,425,534

IT Services — 1.6%
Wirecard AG	233,460	36,447,882

Life Sciences Tools & Services — 0.8%
QIAGEN NV(a)(d)	459,084	17,475,584

Machinery — 1.1%
GEA Group AG	304,212	8,298,688
KION Group AG	128,821	7,011,065
Knorr-Bremse AG(d)	95,913	10,533,090

		25,842,843

Media — 0.4%
Axel Springer SE	97,511	6,036,141
RTL Group SA	76,666	3,663,357

		9,699,498

Metals & Mining — 0.4%
thyssenkrupp AG(a)	802,636	10,138,223

Multi-Utilities — 3.7%
E.ON SE	4,377,503	45,605,087
Innogy SE, New(b)	34,890	1,577,737
Innogy SE	244,372	10,116,539
RWE AG	1,088,308	27,117,228

		84,416,591

Personal Products — 1.0%
Beiersdorf AG	200,477	23,021,532

Pharmaceuticals — 5.8%
Bayer AG, Registered	1,854,647	109,164,476
Merck KGaA	257,459	24,805,329

		133,969,805

Real Estate Management & Development — 4.3%
Aroundtown SA	1,566,058	13,266,531
Deutsche Wohnen SE	710,030	33,429,131
Vonovia SE	978,834	51,222,269

		97,917,931

Semiconductors & Semiconductor Equipment — 1.8%
Infineon Technologies AG	2,261,685	40,536,650

Software — 10.5%
SAP SE	1,954,578	240,504,068

Textiles, Apparel & Luxury Goods — 5.2%
adidas AG	358,739	102,418,733
HUGO BOSS AG	125,327	7,276,190
Puma SE	16,559	9,604,539

		119,299,462

Trading Companies & Distributors — 0.6%
Brenntag AG	306,242	14,189,625

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.3%
Fraport AG Frankfurt Airport Services Worldwide	82,916	$6,514,021

Wireless Telecommunication Services — 0.1%
1&1 Drillisch AG	105,156	3,206,061

Total Common Stocks — 93.5% (Cost: $2,794,306,931)		2,149,575,967

Preferred Stocks

Automobiles — 3.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	110,937	6,552,001
Porsche Automobil Holding SE, Preference Shares, NVS	304,755	18,943,099
Volkswagen AG, Preference Shares, NVS	369,087	57,375,256

		82,870,356

Chemicals — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	139,078	5,415,057

Health Care Equipment & Supplies — 0.6%
Sartorius AG, Preference Shares, NVS	70,980	13,446,417

Household Products — 1.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	354,364	32,293,743

Total Preferred Stocks — 5.8% (Cost: $193,812,861)		134,025,573

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(e)(f)(g)	20,053,431	$20,061,453
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	1,140,471	1,140,471

		21,201,924

Total Short-Term Investments — 0.9% (Cost: $ 21,198,385)		21,201,924

Total Investments in Securities — 100.2% (Cost: $ 3,009,318,177)		2,304,803,464

Other Assets, Less Liabilities — (0.2)%		(4,655,847)

Net Assets — 100.0%		$2,300,147,617

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	62,176,709	(42,123,278)	20,053,431	$20,061,453	$535,849	(a)	$8,791	$1,747
BlackRock Cash Funds: Treasury, SL Agency Shares	247,268	893,203	1,140,471	1,140,471	16,997		—	—

				$21,201,924	$552,846		$8,791	$1,747

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	53	06/21/19	$17,314	$(606,770)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Germany ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,149,575,967	$—	$—	$2,149,575,967
Preferred Stocks	134,025,573	—	—	134,025,573
Money Market Funds	21,201,924	—	—	21,201,924

	$2,304,803,464	$—	$—	$2,304,803,464

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(606,770)	$—	$—	$(606,770)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3